TDR - By Type of Modification (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 2,584		$ 2,130
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	917		0
Principal Deferrals [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	0	[1]	443	[1]
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	869	[2]	1,687	[2]
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	721	[3]	0	[3]
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 77	[3]	$ 0	[3]

[1]	(1) Terms of modification include temporary interest-only payments with deferral of principal.
[2]	2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[3]	(3) Terms include combination of interest rate adjustments and extensions of maturity.